JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — 90.6% (a)
Alabama — 1.7%
Birmingham Airport Authority
Rev., 5.00%, 7/1/2027	250	312
Rev., 5.00%, 7/1/2028	350	448
Rev., 5.00%, 7/1/2029	375	487
Rev., 5.00%, 7/1/2030	250	330
Rev., 5.00%, 7/1/2031	175	229
Rev., 5.00%, 7/1/2032	150	196
Rev., 5.00%, 7/1/2033	325	423
Rev., 5.00%, 7/1/2034	375	487
Black Belt Energy Gas District, Gas Prepay Series 2018B-2, Rev., (SIFMA Municipal Swap Index Yield + 0.62%), 0.65%, 6/10/2021 (b)	7,500	7,531
Black Belt Energy Gas District, Gas Prepay Project No. 4 Series 2019A-1, Rev., 4.00%, 12/1/2025 (c)	10,160	11,600
Montgomery County Public Building Authority, Facilities Project Rev., 5.00%, 3/1/2023	500	542
Selma Industrial Development Board, International Paper Co. Project Series 2019A, Rev., 2.00%, 10/1/2024 (c)	3,625	3,797
Southeast Alabama Gas Supply District (The), Project No. 1 Series A, Rev., 5.00%, 4/1/2022	3,220	3,345

Total Alabama		29,727

Alaska — 0.5%
Alaska Municipal Bond Bank Authority
Series 1, Rev., 5.00%, 12/1/2027	1,945	2,448
Series 1, Rev., 5.00%, 12/1/2028	1,230	1,581
Series 1, Rev., 5.00%, 12/1/2029	1,275	1,671
Series 1, Rev., 5.00%, 12/1/2030	875	1,168
City of Anchorage, Electric Utilities, Senior Lien Series 2014A, Rev., 5.00%, 12/1/2023 (d)	500	560
State of Alaska Series A, GO, 5.00%, 8/1/2029	1,300	1,533

Total Alaska		8,961

Arizona — 1.9%
Arizona Health Facilities Authority, Scottsdale Lincoln Hospitals Series 2014A, Rev., 5.00%, 12/1/2025	3,540	4,096
Arizona Industrial Development Authority, Phoenix Children’s Hospital Series 2020A, Rev., 5.00%, 2/1/2027	125	155
City of Scottsdale GO, 5.00%, 7/1/2022	2,550	2,686
Maricopa County Elementary School District No. 6 Washington Elementary, School Improvement Project of 2016 Series 2019B, GO, 5.00%, 7/1/2029	3,950	5,046
Maricopa County Industrial Development Authority, Banner Health
Series B, Rev., 5.00%, 10/18/2022 (c)	7,370	7,845
Series C, Rev., 5.00%, 10/18/2024 (c)	9,000	10,400
Series 2019D, Rev., 5.00%, 5/15/2026 (c)	3,000	3,637
Town of Marana, Excise Tax Series 2017B, Rev., 5.00%, 7/1/2021	100	100

Total Arizona		33,965

Arkansas — 0.8%
Arkansas Development Finance Authority Public Safety Charges, Division of Emergency Management Project
Rev., 4.00%, 6/1/2028	1,000	1,204
Rev., 4.00%, 6/1/2030	1,195	1,417
Arkansas Development Finance Authority, Department of Community Correction Project Rev., 5.00%, 11/1/2026	325	398
City of Rogers, Sales Tax Series B, Rev., 5.00%, 11/1/2027	3,855	4,752
County of Sharp, Sales and Use Tax
Rev., 5.00%, 3/1/2024	595	663
Rev., 5.00%, 3/1/2025	600	690
Rev., 5.00%, 3/1/2026	685	809
University of Arkansas, Various Facility UAMS Campus
Rev., 5.00%, 3/1/2025	500	584
Rev., 5.00%, 3/1/2026	1,000	1,163
University of Central Arkansas, Student Housing System
Series 2017A, Rev., 5.00%, 11/1/2021	1,600	1,630
Series 2019C, Rev., AGM, 4.00%, 11/1/2025	110	125
Series 2019C, Rev., AGM, 4.00%, 11/1/2026	240	276
Series 2019C, Rev., AGM, 4.00%, 11/1/2027	180	206

Total Arkansas		13,917

California — 13.3%
Alameda County Transportation Commission, Sales Tax Rev., 4.00%, 3/1/2022	5,000	5,147

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Allan Hancock Joint Community College District GO, 5.00%, 8/1/2022	1,050	1,110
Anaheim Housing and Public Improvements Authority, Electric Utility Distribution System Series 2016A, Rev., 5.00%, 10/1/2021 (d)	1,275	1,295
Bay Area Toll Authority, Toll Bridge Series S-7, Rev., 4.00%, 4/1/2029	20,000	23,602
California Educational Facilities Authority, Claremont McKenna College Series 2015A, Rev., 4.00%, 1/1/2024	1,675	1,838
California Health Facilities Financing Authority, Adventist Health System Series 2011A, Rev., 3.00%, 3/1/2024 (c)	8,065	8,491
California Health Facilities Financing Authority, Cedars-Sinai Medical Center Rev., 5.00%, 11/15/2025	1,850	2,224
California Health Facilities Financing Authority, Providence Health and Services
Series 2014A, Rev., 5.00%, 10/1/2021	750	762
Series 2014A, Rev., 5.00%, 10/1/2022	1,500	1,597
California Health Facilities Financing Authority, Stanford Health Clinic Series 2021A, Rev., 3.00%, 8/15/2025 (c)	5,300	5,864
California Infrastructure & Economic Development Bank Series 2021A, Rev., 5.00%, 6/1/2028	5,750	7,432
California Infrastructure and Economic Development Bank, The J. Paul Getty Trust Series 2013A-2, Rev., (ICE LIBOR USD 1 Month + 0.33%), 0.39%, 7/1/2021 (b)	3,250	3,253
California Municipal Finance Authority, Biola University Rev., 5.00%, 10/1/2021	370	376
California Municipal Finance Authority, California Lutheran University
Rev., 5.00%, 10/1/2025	275	323
Rev., 5.00%, 10/1/2026	150	181
Rev., 5.00%, 10/1/2027	150	185
California Municipal Finance Authority, NorthBay Healthcare Group
Series 2017A, Rev., 5.00%, 11/1/2023	500	550
Series 2017A, Rev., 5.00%, 11/1/2024	800	909
California Public Finance Authority, Enso Village Project, Green Bond Series 2021B-3, Rev., 2.13%, 11/15/2027 (e) (f)	1,500	1,511
California State Public Works Board, California State University, Davidson Library at Santa Barbara Series 2013C, Rev., 5.00%, 3/1/2023 (d)	2,820	3,063
California Statewide Communities Development Authority, Marin General Hospital Project, Green Bond Series 2018A, Rev., 5.00%, 8/1/2028	250	311
City and County of San Francisco Series 2014A, GO, 5.00%, 6/15/2025	5,310	5,577
City of Chula Vista, Police Facility Project
COP, 5.00%, 10/1/2021	360	366
COP, 5.00%, 10/1/2022	465	495
COP, 5.00%, 10/1/2023	1,000	1,112
City of Los Angeles Department of Airports, International Airport Senior
Series D, Rev., AMT, 5.00%, 5/15/2022	3,380	3,536
Series B, Rev., 4.00%, 5/15/2024	365	405
Series D, Rev., AMT, 5.00%, 5/15/2027	2,700	3,154
Series D, Rev., AMT, 5.00%, 5/15/2028	1,950	2,271
Series D, Rev., AMT, 5.00%, 5/15/2029	2,550	2,960
City of Los Angeles Department of Airports, International Airport Subordinate
Series C, Rev., 5.00%, 5/15/2022	750	785
Series C, Rev., 5.00%, 5/15/2024	700	798
City of Los Angeles, Wastewater System Series 2015-A, Rev., 5.00%, 6/1/2022	2,750	2,885
Contra Costa County Transportation Authority, Sales Tax
Series A, Rev., 5.00%, 3/1/2023	2,420	2,624
Series A, Rev., 5.00%, 3/1/2024	2,000	2,258
Eastern Municipal Water District, Water and Wastewater System
Series C, Rev., 5.00%, 7/1/2021	2,530	2,540
Series C, Rev., 5.00%, 7/1/2022	1,700	1,791

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Series 2015A, Rev., 5.00%, 6/1/2021	1,000	1,000
Grossmont Healthcare District
Series 2015C, GO, 5.00%, 7/15/2026	1,000	1,180
Series D, GO, 5.00%, 7/15/2026	1,225	1,446
Los Angeles Community College District Series C, GO, 5.00%, 6/1/2026	5,000	6,122
Los Angeles Department of Water and Power, Water System Series A, Rev., 5.00%, 7/1/2025	100	119
Moreland School District GO, 5.00%, 8/1/2021	1,000	1,008
Novato Unified School District
Series A, GO, 4.00%, 2/1/2022	535	549
Series A, GO, 5.00%, 2/1/2023	685	740
Series A, GO, 5.00%, 8/1/2025	1,500	1,723
Series A, GO, 5.00%, 8/1/2026	1,800	2,064
Oak Grove School District GO, 5.00%, 8/1/2023	1,200	1,324
Placentia-Yorba Linda Unified School District GO, 5.00%, 8/1/2025	1,770	2,111
Port of Oakland, Intermediate Lien Rev., AMT, 5.00%, 5/1/2024	2,935	3,307
Sacramento Municipal Utility District, Electric
Series E, Rev., 5.00%, 8/15/2022	2,740	2,901
Series E, Rev., 5.00%, 8/15/2027	105	133
San Diego County Regional Transportation Commission, Sales Tax Series A, Rev., 5.00%, 4/1/2022	100	104
San Diego Public Facilities Financing Authority Series 2020A, Rev., 5.00%, 8/1/2027	250	316
San Francisco Bay Area Rapid Transit District, Election of 2004
Series D, GO, 3.00%, 8/1/2022	2,735	2,828
Series 2015D, GO, 5.00%, 8/1/2028	1,685	1,998
San Francisco City and County Public Utilities Commission Series 2018C, Rev., 2.13%, 10/1/2023 (c)	10,000	10,337
San Francisco State Building Authority and Oakland State Building Authority, Elihu M. Harris State Office Building Series A, Rev., 5.00%, 12/1/2022	1,700	1,824
San Francisco Unified School District, Proposition A, Election of 2011 Series B, GO, 5.00%, 6/15/2024	5,190	5,452
Santa Barbara Unified School District
Series A, GO, 4.00%, 8/1/2022	30	31
Series B, GO, 5.00%, 8/1/2026	50	62
Sonoma County Transportation Authority, Limited Tax Rev., 5.00%, 12/1/2024	1,000	1,163
Southern California Public Power Authority, Canyon Power Project Series 2016A, Rev., 5.00%, 7/1/2021 (d)	1,000	1,004
State of California, Various Purpose
Series B, GO, 5.00%, 9/1/2023	2,810	3,114
GO, 5.00%, 11/1/2023	3,560	3,972
GO, 5.00%, 3/1/2026	13,210	15,491
GO, 5.00%, 9/1/2026	4,900	6,039
GO, 4.00%, 8/1/2028	4,000	4,679
GO, 4.00%, 8/1/2029	4,180	4,881
GO, 5.00%, 8/1/2029	7,830	9,569
GO, 4.00%, 8/1/2030	10,000	11,655
Stockton Public Financing Authority
Rev., 5.00%, 3/1/2027	630	754
Rev., 5.00%, 3/1/2029	465	574
Tobacco Securitization Authority of Northern California Rev., 0.45%, 6/1/2030	100	101
University of California Series AK, Rev., 5.00%, 5/15/2023 (c)	11,505	12,583
Walnut Energy Center Authority Series A, Rev., 5.00%, 1/1/2023	400	431
Whittier Union High School District GO, 5.00%, 8/1/2023	10,495	11,598

Total California		239,868

Colorado — 1.7%
City of Aurora COP, 4.00%, 12/1/2022	375	396
City of Longmon
Series A, COP, 5.00%, 12/1/2021	100	102
Series A, COP, 5.00%, 12/1/2022	100	107
Series A, COP, 5.00%, 12/1/2024	100	112
Colorado Bridge Enterprise Series 2019A, Rev., 4.00%, 12/1/2027	5,000	5,889

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Colorado Health Facilities Authority, Commonspirit Health Series B-2, Rev., 5.00%, 8/1/2026 (c)	10,000	11,989
Colorado Health Facilities Authority, Parkview Medical Center, Inc., Project Rev., 5.00%, 9/1/2022	150	158
Colorado Health Facilities Authority, Valley View Hospital Association Project Rev., 2.80%, 5/15/2023 (c)	1,060	1,097
Counties of Gunnison, Watershed School District No. 1
Series 2014A, GO, 4.00%, 12/1/2022	300	318
Series 2014A, GO, 5.00%, 12/1/2024 (d)	500	582
County of Boulder, Flood Reconstruction Projects COP, 5.00%, 6/8/2021	1,720	1,722
County of Eagle COP, 5.00%, 12/1/2022	200	214
Regional Transportation District, Denver Transit Partners
Rev., 5.00%, 1/15/2027	500	608
Rev., 5.00%, 7/15/2027	500	614
Rev., 5.00%, 1/15/2028	250	311
Rev., 5.00%, 7/15/2028	175	220
Rev., 5.00%, 1/15/2029	300	381
Rev., 5.00%, 7/15/2029	135	173
Rev., 5.00%, 1/15/2030	165	213
Rev., 5.00%, 7/15/2030	115	150
State of Colorado Department of Transportation, Headquarters Facilities Lease Purchase Agreement COP, 3.00%, 6/15/2021	1,000	1,001
University of Colorado, Enterprise System
Series 2017A-2, Rev., 5.00%, 6/1/2022 (d)	820	859
Series 2017A-2, Rev., 5.00%, 6/1/2022	260	273
Series A, Rev., 5.00%, 6/1/2022 (d)	2,590	2,715
Series A, Rev., 5.00%, 6/1/2022	560	587

Total Colorado		30,791

Connecticut — 2.3%
Connecticut Housing Finance Authority, Housing Mortgage Finance Program Series E, Subseries E-3, Rev., 1.63%, 11/15/2022 (c)	700	701
Connecticut State Health and Educational Facilities Authority, Hartford Healthcare Series 2020B-2, Rev., 5.00%, 1/1/2027 (c)	7,750	9,490
State of Connecticut
GO, 5.00%, 7/15/2022 (f)	4,750	4,967
GO, 5.00%, 7/15/2023 (f)	4,260	4,657
GO, 5.00%, 7/15/2024 (f)	7,060	8,021
Series 2020C, GO, 4.00%, 6/1/2032	1,000	1,232
State of Connecticut, Special Tax Transportation Infrastructure Purposes Series C, Rev., 5.00%, 10/1/2026	10,000	12,291

Total Connecticut		41,359

Delaware — 1.3%
State of Delaware GO, 5.00%, 2/1/2029	17,575	23,006

District of Columbia — 0.2%
District of Columbia, Children’s Hospital Obligated Group Rev., 5.00%, 7/15/2021	500	503
Metropolitan Washington Airports Authority, Airport System Series 2013C, Rev., 5.00%, 10/1/2021	1,475	1,499
Washington Metropolitan Area Transit Authority Series B, Rev., 5.00%, 7/1/2029	1,120	1,395

Total District of Columbia		3,397

Florida — 2.6%
County of Miami-Dade, Aviation Series 2020A, Rev., 5.00%, 10/1/2032	2,000	2,627
County of Miami-Dade, Stormwater Project
Rev., 5.00%, 4/1/2028	2,840	3,632
Rev., 5.00%, 4/1/2029	1,350	1,759
Florida Higher Educational Facilities Financial Authority, Florida Institute of Technology
Rev., 5.00%, 10/1/2022	115	122
Rev., 5.00%, 10/1/2023	125	137
JEA Water and Sewer System Series A, Rev., 5.00%, 10/1/2025	250	298
Miami-Dade County Expressway Authority, Toll System Series 2014A, Rev., 5.00%, 7/1/2022	625	657
Orlando Utilities Commission, Utility System Series 2020A, Rev., 5.00%, 10/1/2026	10,000	12,332
School Board of Duval County Series B, COP, 5.00%, 7/1/2021	750	753
State of Florida, Department of Transportation, Right-of- Way Acquisition and Bridge Construction Series 2021A, GO, 5.00%, 7/1/2028	3,675	4,738

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
State of Florida, State Board of Education Lottery Series B, Rev., 5.00%, 7/1/2027	8,540	10,458
Volusia County School Board
Series 2021A, COP, 5.00%, 8/1/2025 (f)	1,685	1,994
Series 2021A, COP, 5.00%, 8/1/2026 (f)	1,425	1,738
Series 2021A, COP, 5.00%, 8/1/2027 (f)	1,250	1,564
Series 2021A, COP, 5.00%, 8/1/2028 (f)	2,750	3,518

Total Florida		46,327

Georgia — 2.8%
Atlanta Development Authority, New Downtown Atlanta Stadium Project, Senior Lien
Series 2015A-1, Rev., 5.00%, 7/1/2027	1,000	1,157
Series 2015A-1, Rev., 5.00%, 7/1/2028	1,000	1,155
Cook County School District, Sales Tax GO, 5.00%, 10/1/2021	1,495	1,519
Dahlonega Downtown Development Authority, North Georgia MAC, LLC Project
Rev., 5.00%, 7/1/2023	325	356
Rev., 5.00%, 7/1/2025	250	294
Rev., 5.00%, 7/1/2026	275	333
Rev., 5.00%, 7/1/2028	375	463
Rev., 4.00%, 7/1/2032	1,000	1,153
Development Authority for Fulton County, Tech Athletic
Rev., 5.00%, 10/1/2022 (d)	4,855	5,165
Rev., 5.00%, 10/1/2022	145	154
Georgia State Road and Tollway Authority Rev., 5.00%, 6/1/2021	5,000	5,000
Private Colleges & Universities Authority, Emory University Series 2020B, Rev., 5.00%, 9/1/2030	10,755	14,415
State of Georgia
Series I, GO, 5.00%, 7/1/2021	8,165	8,197
Series 2016E, GO, 5.00%, 12/1/2025	6,750	8,125
Series F, GO, 5.00%, 7/1/2028	2,000	2,469

Total Georgia		49,955

Guam — 0.2%
Territory of Guam (Guam)
Series F, Rev., 5.00%, 1/1/2028 (f)	250	303
Series F, Rev., 5.00%, 1/1/2029 (f)	750	924
Series F, Rev., 5.00%, 1/1/2030 (f)	750	936
Series F, Rev., 5.00%, 1/1/2031 (f)	750	952

Total Guam		3,115

Hawaii — 0.5%
City and County of Honolulu Series A, GO, 5.00%, 10/1/2029	675	802
State of Hawaii Series EF, GO, 5.00%, 11/1/2021	7,640	7,795

Total Hawaii		8,597

Idaho — 0.2%
Idaho Housing and Finance Association, Federal Highway Trust Series 2021A, Rev., 5.00%, 7/15/2029	2,640	3,451

Illinois — 7.2%
Carol Stream Park District Series 2020C, GO, 4.00%, 11/1/2027	200	235
Carol Stream Park District, Limited Tax Series 2020A, GO, 4.00%, 11/1/2028	145	173
Champaign County Community Unit School District No. 4 Champaign
GO, 4.00%, 6/1/2028	1,255	1,492
GO, 4.00%, 6/1/2029	1,000	1,204
GO, 4.00%, 6/1/2030	1,285	1,578
Champaign County Community Unit School District No. 4 Champaign, Capital Appreciation
Series 2020A, GO, Zero Coupon, 1/1/2025	960	932
Series 2020A, GO, Zero Coupon, 1/1/2027	385	361
Series 2020A, GO, Zero Coupon, 1/1/2028	570	523
Chicago O’Hare International Airport, General Airport, Senior Lien
Series 2020B, Rev., 5.00%, 1/1/2028	1,000	1,261
Series 2020A, Rev., 5.00%, 1/1/2029	4,390	5,661
Series 2020A, Rev., 5.00%, 1/1/2030	4,605	6,058
Series 2020E, Rev., 5.00%, 1/1/2031	4,620	6,040
City of Chicago
Series 2015C, GO, 5.00%, 1/1/2022 (d)	3,335	3,428
Series 2015C, GO, 5.00%, 1/1/2022	1,665	1,705
City of Waukegan
Series B, GO, AGM, 5.00%, 12/30/2025	1,075	1,265
Series B, GO, AGM, 5.00%, 12/30/2026	1,125	1,356

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series B, GO, AGM, 5.00%, 12/30/2027	1,185	1,466
City of Waukegan, First Lien, Water and Sewer System
Series C, Rev., AGM, 5.00%, 12/30/2023	535	594
Series C, Rev., AGM, 5.00%, 12/30/2026	680	824
Series C, Rev., AGM, 5.00%, 12/30/2027	710	878
Cook County Community Consolidated School District No. 65, Evanston, Limited Tax GO, 4.00%, 12/1/2030	1,225	1,492
Cook County Community School District No. 97, Oak Park
GO, 4.00%, 1/1/2028	500	595
GO, 4.00%, 1/1/2029	375	450
GO, 4.00%, 1/1/2030	285	340
Cook County High School District No. 207, Maine Township
Series 2019A, GO, 5.00%, 12/1/2027	1,915	2,394
Series 2019A, GO, 5.00%, 12/1/2028	1,930	2,457
Series 2019A, GO, 4.00%, 12/1/2029	1,945	2,385
Cook County School District No. 69, Skokie, Limited Tax
GO, 4.00%, 12/1/2026	470	549
GO, 4.00%, 12/1/2027	490	582
GO, 4.00%, 12/1/2028	545	654
GO, 4.00%, 12/1/2029	515	631
GO, 4.00%, 12/1/2030	200	243
GO, 4.00%, 12/1/2031	820	985
Cook County School District No. 99 Cicero, Limited Tax
Series 2019B, GO, 5.00%, 12/1/2024	505	576
Series 2019B, GO, 5.00%, 12/1/2025	515	602
Cook County Township High School District No. 225, Glenbrook Series 2016A, GO, 5.00%, 12/1/2023	5	6
Cook County, Proviso Township High School District No. 209, Limited Tax
GO, 5.00%, 12/1/2022	2,975	3,183
GO, 5.00%, 12/1/2023	2,350	2,597
County of Du Page, Courthouse Project GO, 5.00%, 1/1/2024	335	374
DeKalb County Community Unit School District No. 428 DeKalb
GO, 4.00%, 1/1/2028	1,265	1,506
GO, 4.00%, 1/1/2029	650	781
GO, 4.00%, 1/1/2030	600	715
GO, 4.00%, 1/1/2031	1,000	1,183
Effingham Community Unit School District No. 40 Series 2019A, GO, 4.00%, 12/1/2028	565	681
Glenview Park District
GO, 5.00%, 12/1/2026	300	366
GO, 5.00%, 12/1/2029	350	434
Grundy and Kendall Counties Consolidated Grade School District No. 60-C GO, 4.00%, 2/1/2030	1,145	1,358
Illinois Finance Authority, Clean Water Initiative Series 1998B, Rev., 5.00%, 1/1/2029	4,000	4,816
Illinois Finance Authority, DePaul University
Rev., 5.00%, 10/1/2023	200	221
Rev., 5.00%, 10/1/2025	300	354
Rev., 5.00%, 10/1/2028	250	301
Illinois Finance Authority, Lake Zurich Community Unit School District No. 95 Project
Rev., 4.00%, 1/15/2030	1,960	2,339
Rev., 4.00%, 1/15/2032	2,120	2,516
Illinois Finance Authority, Silver Cross Hospital and Medical Centers
Series C, Rev., 5.00%, 8/15/2021	150	151
Series 2015C, Rev., 5.00%, 8/15/2022	500	527
Kane and DeKalb Counties Community Unit School District No. 301 GO, 5.00%, 1/1/2027	355	431
Kane County School District No. 131 Aurora East Side
Series 2020A, GO, AGM, 5.00%, 12/1/2026	115	139
Series 2020B, GO, AGM, 5.00%, 12/1/2026	210	254
Series 2020A, GO, AGM, 4.00%, 12/1/2027	105	124
Series 2020A, GO, AGM, 4.00%, 12/1/2028	65	78
Series 2020B, GO, AGM, 4.00%, 12/1/2028	135	162
Series 2020A, GO, AGM, 4.00%, 12/1/2029	65	78
Series 2020B, GO, AGM, 4.00%, 12/1/2029	40	48
Series 2020A, GO, AGM, 4.00%, 12/1/2030	80	95
Lincoln Land Community College District No. 526
GO, 4.00%, 12/15/2021 (d)	440	449
GO, 5.00%, 12/15/2021	305	313

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Madison-Macoupin Etc Counties Community College District No. 536, Lewis and Clark Community
GO, AGM, 4.00%, 5/1/2025	400	446
GO, AGM, 4.00%, 5/1/2026	200	229
GO, AGM, 4.00%, 5/1/2028	350	411
GO, AGM, 4.00%, 5/1/2029	1,000	1,165
Peoria County Community Unit School District No. 309 Brimfield
GO, AGM, 4.00%, 4/1/2026	750	856
GO, AGM, 4.00%, 4/1/2027	780	907
GO, AGM, 4.00%, 4/1/2028	410	484
GO, AGM, 4.00%, 4/1/2029	240	287
GO, AGM, 4.00%, 4/1/2030	375	442
Peoria Public Building Commission
Series A, Rev., AGM, 4.00%, 12/1/2025	700	793
Series A, Rev., AGM, 4.00%, 12/1/2026	1,000	1,158
Series A, Rev., AGM, 4.00%, 12/1/2027	1,270	1,484
Series A, Rev., AGM, 5.00%, 12/1/2028	1,200	1,504
Series A, Rev., AGM, 5.00%, 12/1/2029	2,400	2,997
Sales Tax Securitization Corp.
Series C, Rev., 5.00%, 1/1/2024	3,000	3,339
Series C, Rev., 5.00%, 1/1/2025	4,250	4,896
Southwestern Illinois Development Authority, Hospital Sisters Services, Inc., Obligated Group Series A, Rev., 5.00%, 2/15/2027	2,000	2,468
State of Illinois Series D, GO, 5.00%, 11/1/2023	5,000	5,542
State of Illinois, Sales Tax, Junior Obligation, Tax-Exempt
Series 2018A, Rev., 5.00%, 6/15/2021	4,600	4,607
Series A, Rev., 5.00%, 6/15/2022	4,600	4,784
Series A, Rev., 5.00%, 6/15/2023	4,600	5,005
University of Illinois, Auxiliary Facilities System Series A, Rev., 5.00%, 4/1/2024	2,500	2,701
Village of Arlington Heights GO, 4.00%, 12/1/2028	1,890	2,289
Will County Forest Preservation District, Limited Tax GO, 5.00%, 12/15/2027	805	1,014
Will County Township High School District No. 204 Joliet, Limited Tax GO, 4.00%, 1/1/2029	250	300

Total Illinois		128,657

Indiana — 1.5%
City of Evansville, Sewage Works
Rev., 4.00%, 7/1/2027	985	1,167
Rev., 4.00%, 7/1/2028	1,015	1,219
City of Rockport, Indiana Michigan Power Co. Project Series 2009B, Rev., 3.05%, 6/1/2025	5,000	5,481
Fort Wayne Redevelopment Authority Lease Rental, Harrison Square Project Rev., 5.00%, 8/1/2023	1,000	1,103
Indiana Finance Authority, Indiana University Health Obligated Group
Series C, Rev., 5.00%, 12/1/2021	2,355	2,412
Series B, Rev., 2.25%, 7/1/2025 (c)	5,000	5,302
Indiana Finance Authority, Indianapolis Power and Light Co., Project
Rev., 0.75%, 4/1/2026 (c)	3,000	2,993
Rev., AMT, 0.95%, 4/1/2026 (c)	4,525	4,524
New Albany-Floyd County School Building Corp., First Mortgage
Rev., 5.00%, 7/15/2021	700	704
Rev., 5.00%, 7/15/2022	835	880
Purdue University, Student Fee
Series DD, Rev., 5.00%, 7/1/2025	870	1,033
Series DD, Rev., 5.00%, 7/1/2027	10	13

Total Indiana		26,831

Iowa — 0.7%
Iowa Finance Authority, Health System Rev., (SIFMA Municipal Swap Index Yield + 0.58%), 0.61%, 6/10/2021 (b) (e)	12,350	12,350

Kansas — 1.1%
Butler County, Unified School District No. 375 Circle Series 2014-1, GO, 4.00%, 9/1/2022 (d)	200	210
City of Wichita, Sales Tax, River District Stadium Star Bond Project
Rev., 5.00%, 9/1/2025	300	353
Rev., 5.00%, 9/1/2026	465	564
City of Wichita, Water and Sewer Utility Series 2014A, Rev., 5.00%, 10/1/2022	2,200	2,342
Kansas Development Finance Authority, State of Kansas Projects Series F, Rev., 4.00%, 11/1/2029	6,820	8,126
Overland Park Development Corp., Overland Park Convention Center Hotel
Rev., 4.00%, 3/1/2022	1,455	1,462

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Rev., 5.00%, 3/1/2023	1,520	1,560
Seward County Unified School District No. 480 Liberal Series 2017-B, GO, 5.00%, 9/1/2025	1,750	2,078
University of Kansas Hospital Authority, Health System Series 2017A, Rev., 5.00%, 3/1/2024	275	310
Wyandotte County Unified School District No. 202 Turner
Series 2019A, GO, AGM, 5.00%, 9/1/2025	400	471
Series 2019A, GO, AGM, 5.00%, 9/1/2026	220	266
Series 2019A, GO, AGM, 5.00%, 9/1/2027	325	404
Series 2019A, GO, AGM, 5.00%, 9/1/2028	400	503
Series 2019A, GO, AGM, 5.00%, 9/1/2029	375	471

Total Kansas		19,120

Kentucky — 1.0%
Kentucky Municipal Power Agency, Prairie State Project Series 2015A, Rev., NATL-RE, 5.00%, 9/1/2023	240	263
Kentucky Public Energy Authority, Gas Supply Series A, Rev., 4.00%, 4/1/2024 (c)	2,500	2,737
Louisville and Jefferson County Metropolitan Government, Norton Healthcare, Inc. Series 2020D, Rev., 5.00%, 10/1/2029 (c)	10,500	13,641
Northern Kentucky University Series A, Rev., 5.00%, 9/1/2024	1,310	1,472

Total Kentucky		18,113

Louisiana — 1.3%
City of Shreveport, Water and Sewer, Junior Lien
Series C, Rev., 3.00%, 12/1/2021 (d)	175	177
Series C, Rev., 5.00%, 12/1/2022	270	288
Series 2018C, Rev., 5.00%, 12/1/2023	365	407
Series 2019B, Rev., AGM, 4.00%, 12/1/2025	400	456
Series 2018C, Rev., 5.00%, 12/1/2025	915	1,092
Series 2018C, Rev., 5.00%, 12/1/2026	500	614
Series 2019B, Rev., AGM, 5.00%, 12/1/2026	360	442
Series 2019B, Rev., AGM, 5.00%, 12/1/2027	600	755
Series 2019B, Rev., AGM, 5.00%, 12/1/2028	500	642
Series 2019B, Rev., AGM, 5.00%, 12/1/2029	300	385
Jefferson Sales Tax District Series 2019B, Rev., AGM, 4.00%, 12/1/2032	5,815	7,053
Louisiana Public Facilities Authority, Children’s Medical Center Project Rev., (SIFMA Municipal Swap Index Yield + 0.65%), 0.68%, 6/10/2021 (b)	10,000	9,987
Louisiana Public Facilities Authority, Tulane University Project
Rev., 5.00%, 12/15/2022	230	247
Rev., 5.00%, 12/15/2025	250	298
Series 2020A, Rev., 5.00%, 4/1/2027	150	185
Series 2020A, Rev., 5.00%, 4/1/2028	165	208
Series 2020A, Rev., 5.00%, 4/1/2029	220	282
Series 2020A, Rev., 5.00%, 4/1/2030	130	170
Series 2020A, Rev., 5.00%, 4/1/2031	150	195

Total Louisiana		23,883

Maryland — 0.4%
State of Maryland Department of Transportation Rev., 5.00%, 10/1/2025	6,100	7,293

Massachusetts — 3.0%
City of Boston Series 2014A, GO, 5.00%, 3/1/2023	7,360	7,990
Commonwealth of Massachusetts Series A, GO, (ICE LIBOR USD 3 Month + 0.55%), 0.67%, 8/1/2021 (b)	3,000	3,018
Commonwealth of Massachusetts, Consolidated Loan of 2015 Series D, GO, 4.00%, 9/1/2030	8,290	9,431
Massachusetts Bay Transportation Authority, Sales Tax Series 2021A-1, Rev., 5.00%, 7/1/2028	785	1,012
Massachusetts Clean Water Trust (The), Revolving Funds Rev., 5.00%, 8/1/2025	6,775	8,065
Massachusetts Development Finance Agency, Northeastern University Issue
Series 2020A, Rev., 5.00%, 10/1/2027	1,000	1,263
Series 2020A, Rev., 5.00%, 10/1/2028	1,000	1,292

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2020A, Rev., 5.00%, 10/1/2030	660	887
Series 2020A, Rev., 5.00%, 10/1/2031	585	780
Series 2020A, Rev., 5.00%, 10/1/2032	425	564
Series 2020A, Rev., 5.00%, 10/1/2033	450	596
Series 2020A, Rev., 5.00%, 10/1/2034	500	660
Series 2020A, Rev., 5.00%, 10/1/2035	1,000	1,317
Massachusetts Development Finance Agency, Partners Healthcare System Issue Series 2017S, Rev., (SIFMA Municipal Swap Index Yield + 0.50%), 0.53%, 6/10/2021 (b)	10,000	10,039
Massachusetts Development Finance Agency, Suffolk University Issue
Rev., 5.00%, 7/1/2025	525	617
Rev., 5.00%, 7/1/2026	435	527
Rev., 5.00%, 7/1/2027	420	522
Rev., 5.00%, 7/1/2028	525	664
Massachusetts Port Authority Series 2019-A, Rev., AMT, 5.00%, 7/1/2023	4,840	5,312

Total Massachusetts		54,556

Michigan — 1.8%
Avondale School District, Unlimited Tax Series 2020A, GO, Q-SBLF, 5.00%, 5/1/2029	1,835	2,411
City of Grand Rapids, Sanitary Sewer System Rev., 5.00%, 1/1/2022	350	360
City of Royal Oak, Capital Improvement
GO, 5.00%, 4/1/2027	625	773
GO, 5.00%, 4/1/2028	245	310
Gerald R Ford International Airport Authority, Limited Tax
Rev., GTD, 5.00%, 1/1/2023	1,560	1,677
Rev., GTD, 5.00%, 1/1/2024	1,400	1,571
Grosse Pointe Public School System GO, 4.00%, 5/1/2027	765	904
Jackson Public Schools, Unlimited Tax
GO, Q-SBLF, 4.00%, 5/1/2025	570	647
GO, Q-SBLF, 4.00%, 5/1/2026	885	1,034
GO, Q-SBLF, 4.00%, 5/1/2027	1,090	1,290
Kalamazoo Public Schools, Unlimited Tax GO, 5.00%, 5/1/2022	1,000	1,044
Michigan Finance Authority, Clean Water Revolving Fund Rev., 5.00%, 10/1/2021	2,250	2,286
Michigan State Hospital Finance Authority, Ascension Health Credit Group Series B-4, Rev., 5.00%, 11/15/2027	2,250	2,639
Michigan Strategic Fund, The Detroit Edison Co. Series CC, Rev., 1.45%, 9/1/2021 (c)	2,600	2,608
Northville Public Schools, School Building and Site
Series II, GO, 5.00%, 5/1/2027	375	466
Series II, GO, 5.00%, 5/1/2028	600	761
Series II, GO, 5.00%, 5/1/2029	250	324
Troy School District, School Building and Site GO, Q-SBLF, 5.00%, 5/1/2022	500	522
University of Michigan Series 2019C, Rev., 4.00%, 4/1/2024 (c)	10,650	11,528

Total Michigan		33,155

Minnesota — 0.4%
Duluth Independent School District No. 709
Series 2019B, COP, 5.00%, 2/1/2024	210	233
Series 2019C, COP, 5.00%, 2/1/2024	295	328
Series 2019B, COP, 5.00%, 2/1/2025	185	212
Series 2019C, COP, 5.00%, 2/1/2025	310	356
Series 2019B, COP, 5.00%, 2/1/2026	195	230
Series 2019C, COP, 5.00%, 2/1/2026	320	378
Series 2019B, COP, 5.00%, 2/1/2027	185	224
Series 2019B, COP, 5.00%, 2/1/2028	175	217
Series 2019C, COP, 5.00%, 2/1/2028	350	434
Minneapolis-St. Paul Metropolitan Airports Commission Series A, Rev., 5.00%, 1/1/2022	1,000	1,028
Minnesota Higher Education Facilities Authority, College of St. Scholastica, Inc.
Rev., 4.00%, 12/1/2024	100	108
Rev., 4.00%, 12/1/2025	185	203
Rev., 4.00%, 12/1/2026	185	206
Rev., 4.00%, 12/1/2027	195	220
Rev., 4.00%, 12/1/2028	240	273

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Western Minnesota Municipal Power Agency, Power Supply
Series A, Rev., 5.00%, 1/1/2023	1,500	1,612
Series 2014A, Rev., 5.00%, 1/1/2024	1,000	1,121

Total Minnesota		7,383

Mississippi — 0.6%
County of Harrison, Tax-Exempt
Series A, GO, 5.00%, 10/1/2027	800	1,008
Series A, GO, 5.00%, 10/1/2028	345	445
Medical Center Educational Building Corp., Capital Improvements and Refinancing Project Rev., 5.00%, 6/1/2031	3,105	3,969
Mississippi Business Finance Corp., Pollution Control, Power Company Project Rev., 3.20%, 9/1/2028	4,000	4,210
State of Mississippi, Gaming Tax Series 2019A, Rev., 5.00%, 10/15/2028	1,400	1,756

Total Mississippi		11,388

Missouri — 0.6%
City of Chesterfield COP, 5.00%, 12/1/2021	1,000	1,024
City of St. Louis, St. Louis Lambert International Airport
Rev., 5.00%, 7/1/2021	1,575	1,581
Rev., 5.00%, 7/1/2022	1,000	1,051
Rev., 5.00%, 7/1/2023	1,080	1,185
City of St. Peters
COP, 4.00%, 5/1/2026	705	815
COP, 4.00%, 5/1/2027	730	861
COP, 4.00%, 5/1/2028	760	911
COP, 4.00%, 5/1/2029	760	920
COP, 4.00%, 5/1/2030	545	668
County of Greene, Special Obligation
Rev., 4.00%, 12/1/2028	300	361
Rev., 4.00%, 12/1/2029	200	243
Health and Educational Facilities Authority of the State of Missouri, State University Rev., 4.00%, 10/1/2021	300	304
North Kansas City School District 74, Improvement Bonds, Missouri Direct Deposit Program GO, 5.00%, 3/1/2022	350	363

Total Missouri		10,287

Montana — 0.2%
Gallatin County High School District No. 7 Bozeman Series 2017A, GO, 5.00%, 12/1/2023	515	576
Missoula County Elementary School District No. 1 GO, 5.00%, 7/1/2024	520	595
State of Montana, Long-Range Building Program
GO, 5.00%, 8/1/2021	690	696
GO, 5.00%, 8/1/2022	1,000	1,056

Total Montana		2,923

Nebraska — 1.1%
Omaha School District, Omaha Public Schools
GO, 5.00%, 12/15/2029	6,665	8,873
GO, 5.00%, 12/15/2030	6,800	9,229
Southeast Community College, Tax Supported
COP, 5.00%, 12/15/2021	200	205
COP, 5.00%, 12/15/2026	275	341
COP, 5.00%, 12/15/2027	495	628
COP, 5.00%, 12/15/2028	540	693

Total Nebraska		19,969

New Hampshire — 0.3%
New Hampshire Municipal Bond Bank Series 2020A, Rev., 5.00%, 2/15/2029	1,870	2,438
State of New Hampshire Series A, GO, 5.00%, 3/1/2026	2,880	3,371

Total New Hampshire		5,809

New Jersey — 4.7%
City of Newark
Series 2020A, GO, AGM, 5.00%, 10/1/2027	1,000	1,236
Series 2020A, GO, AGM, 5.00%, 10/1/2028	750	945
New Jersey Economic Development Authority, School Facilities Construction
Series DDD, Rev., 5.00%, 6/15/2025	1,500	1,763
Series DDD, Rev., 5.00%, 6/15/2026	1,840	2,220
Rev., 5.00%, 6/15/2027	435	537
Rev., 5.00%, 6/15/2028	400	503
Rev., 5.00%, 6/15/2029	500	638
Rev., 5.00%, 6/15/2030	275	355
Rev., 5.00%, 6/15/2031	500	648
New Jersey Institute of Technology, Tax-Exempt
Series 2020A, Rev., 5.00%, 7/1/2027	175	217
Series 2020A, Rev., 5.00%, 7/1/2028	200	254
Series 2020A, Rev., 5.00%, 7/1/2029	270	350
Series 2020A, Rev., 5.00%, 7/1/2030	415	535
Series 2020A, Rev., 5.00%, 7/1/2032	725	928
New Jersey Transportation Trust Fund Authority Series 2021A, Rev., 5.00%, 6/15/2027	3,700	4,568

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement
Series A, Rev., 5.00%, 6/15/2028	3,000	3,589
Series A, Rev., 5.00%, 6/15/2029	5,350	6,366
Series A, Rev., 5.00%, 6/15/2031	4,750	5,608
New Jersey Turnpike Authority Series C-6, Rev., (ICE LIBOR USD 1 Month + 0.75%), 0.81%, 7/1/2021 (b)	10,000	10,048
Passaic Valley Sewerage Commissioners, Sewer System
Series J, Rev., AGM, 3.00%, 12/1/2027	6,370	7,178
Series J, Rev., AGM, 3.00%, 12/1/2028	6,465	7,347
Series J, Rev., AGM, 3.00%, 12/1/2029	6,555	7,391
Series J, Rev., AGM, 3.00%, 12/1/2030	6,665	7,472
State of New Jersey, COVID-19 Emergency Bonds GO, 5.00%, 6/1/2025	7,330	8,621
State of New Jersey, Various Purpose GO, 4.00%, 6/1/2026	3,870	4,146
Township of South Brunswick GO, 5.00%, 9/1/2022	425	451

Total New Jersey		83,914

New Mexico — 0.2%
County of Sandoval
GO, 5.00%, 8/1/2024	1,100	1,260
GO, 5.00%, 8/1/2025	500	593
GO, 5.00%, 8/1/2026	650	794
New Mexico Finance Authority, Senior Lien Public Project Revolving Fund Series 2103B, Rev., 5.00%, 6/1/2021	800	800

Total New Mexico		3,447

New York — 7.1%
Bedford Central School District, Boces Project GO, 5.00%, 11/15/2022	2,410	2,582
Build NYC Resource Corp., The New York Methodist Hospital Project Rev., 5.00%, 7/1/2021 (d)	550	552
City of Jamestown, Public Improvement GO, 5.00%, 6/1/2025	540	632
City of New York Series 2012A-1, GO, 5.00%, 8/1/2021 (d)	2,190	2,208
City of New York, Fiscal Year 2020 Series 2020-1, GO, 4.00%, 8/1/2027	2,450	2,930
County of Orange, Public Improvement GO, 5.00%, 2/1/2023	1,000	1,080
County of Suffolk, Longwood Central School District GO, 5.00%, 6/15/2026	365	448
Floral Park-Bellerose Union Free School District
GO, 5.00%, 12/1/2028	640	835
GO, 4.00%, 12/1/2029	670	823
Hampton Bays Union Free School District GO, 5.00%, 9/15/2022	2,025	2,151
Long Island Power Authority, Electric System
Rev., 5.00%, 9/1/2025	500	596
Rev., 5.00%, 9/1/2027	500	631
Rev., 5.00%, 9/1/2028	750	946
Metropolitan Transportation Authority
Series D-1, Rev., (ICE LIBOR USD 1 Month + 0.65%), 0.71%, 7/1/2021 (b)	4,570	4,570
Subseries C-1, Rev., 5.00%, 11/15/2024	3,000	3,460
Metropolitan Transportation Authority, Dedicated Tax Fund Series B-2, Rev., 4.00%, 11/15/2032	4,000	4,656
Nassau County Local Economic Assistance Corp., Catholic Health Services, Long Island Obligated Group Project Series 2014B, Rev., 5.00%, 7/1/2023	800	876
New York City Industrial Development Agency, Queens Baseball Stadium Project Rev., AGM, 4.00%, 1/1/2032	1,000	1,228
New York City Industrial Development Agency, Yankee Stadium Project
Rev., AGM, 5.00%, 3/1/2028	1,000	1,252
Rev., AGM, 5.00%, 3/1/2029	2,000	2,554
Rev., AGM, 4.00%, 3/1/2031	2,500	3,053
Rev., AGM, 4.00%, 3/1/2032	1,500	1,824
New York Convention Center Development Corp., Hotel Unit fee Secured Rev., 5.00%, 11/15/2026	5,000	5,932
New York State Dormitory Authority, Memorial Sloan-Kettering Cancer Center
Series 2017-1, Rev., 5.00%, 7/1/2026	1,000	1,224
Series 1, Rev., 4.00%, 7/1/2031	4,255	5,201
New York State Dormitory Authority, Montefiore Obligated Group Series 2018A, Rev., 5.00%, 8/1/2027	3,225	3,964

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
New York State Dormitory Authority, New School University Series 2015A, Rev., 5.00%, 7/1/2024	1,100	1,253
New York State Dormitory Authority, New York University Series 2019A, Rev., 5.00%, 7/1/2027	4,630	5,820
New York State Dormitory Authority, St. John’s University
Series 2021A, Rev., 4.00%, 7/1/2029	475	579
Series 2021A, Rev., 4.00%, 7/1/2030	550	678
Series 2021A, Rev., 4.00%, 7/1/2031	1,300	1,622
Series 2021A, Rev., 4.00%, 7/1/2032	1,100	1,368
Series 2021A, Rev., 4.00%, 7/1/2033	1,000	1,239
New York State Dormitory Authority, State Personal Income Tax, General Purpose Series 2011G, Rev., 5.00%, 8/15/2021	1,110	1,121
New York State Dormitory Authority, State Sales Tax Series 2017A, Rev., 5.00%, 3/15/2024	6,135	6,944
New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project Rev., AMT, 5.00%, 1/1/2023	9,200	9,837
New York Transportation Development Corp., Terminal 4 John F. Kennedy International Airport Project, Tax-Exempt
Rev., 5.00%, 12/1/2027	800	1,004
Rev., 5.00%, 12/1/2028	500	642
Niagara Frontier Transportation Authority, Buffalo Niagara International Airport
Series 2019A, Rev., AMT, 5.00%, 4/1/2028	265	333
Series 2019A, Rev., AMT, 5.00%, 4/1/2029	265	339
Port Authority of New York & New Jersey Series 207, Rev., AMT, 5.00%, 9/15/2023	4,325	4,786
Sales Tax Asset Receivable Corp., Fiscal Year 2015
Series 2015A, Rev., 5.00%, 10/15/2022	4,800	5,123
Series 2015A, Rev., 5.00%, 10/15/2025	4,500	5,200
Schenectady County Capital Resource Corp., Union College Project Rev., 5.00%, 1/1/2025	400	464
State of New York, Tax-Exempt Series 2019A, GO, 5.00%, 3/1/2026	3,250	3,940
Town of East Hampton GO, 5.00%, 5/15/2023	1,000	1,095
Town of Oyster Bay, Public Improvement
GO, 4.00%, 11/1/2026	800	940
GO, 4.00%, 11/1/2027	675	810
Triborough Bridge and Tunnel Authority Series A, Rev., 5.00%, 11/15/2024	3,290	3,590
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels Series 2021A-2, Rev., 2.00%, 5/15/2028 (c)	10,000	10,810
White Plains City School District GO, 5.00%, 5/15/2024	1,550	1,772

Total New York		127,517

North Carolina — 1.2%
North Carolina Medical Care Commission, Wake Forest Baptist Obligated Group Series 2019C, Rev., 2.55%, 6/1/2026 (c)	13,805	14,793
State of North Carolina, Build NC Programs, Limited Obligation Series 2017B, Rev., 5.00%, 5/1/2022	700	731
University of North Carolina, Hospital at Chapel Hill Series B, Rev., (ICE LIBOR USD 1 Month + 0.40%), 0.46%, 7/1/2021 (b)	5,750	5,761
Winston-Salem State University Foundation LLC, The Board of Governors of The University of North Carolina Rev., AGM, 5.00%, 10/1/2023	445	493

Total North Carolina		21,778

Ohio — 1.3%
Akron Bath Copley Joint Township Hospital District, Summa Health Obligated Group Rev., 5.00%, 11/15/2021	375	382
American Municipal Power, Inc., Prairie State Energy Campus Project Series 2019A, Rev., 2.30%, 2/15/2022 (c)	5,000	5,021
City of Cleveland, Income Tax, Subordinate Lien, Public Facilities Improvements
Series 2018A, Rev., 5.00%, 10/1/2025	150	177
Series 2018A, Rev., 5.00%, 10/1/2027	250	312

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2018A, Rev., 5.00%, 10/1/2028	250	313
City of Dublin, Limited tax, Various Purpose GO, 4.00%, 12/1/2028	200	231
County of Franklin, Hospital Facilities, OhioHealth Corp. Series B, Rev., (SIFMA Municipal Swap Index Yield + 0.43%), 0.46%, 6/10/2021 (b)	4,000	4,001
County of Hamilton, Sewer System, The Metropolitan Sewer District of Greater Cincinnati Series A, Rev., 5.00%, 12/1/2021	1,375	1,408
County of Lake, Hospital Facilities, Lake Hospital System, Inc.
Rev., 5.00%, 8/15/2023	1,445	1,587
Rev., 5.00%, 8/15/2024	1,655	1,882
Cuyahoga Community College District, Facilities Construction and Improvement GO, 5.00%, 12/1/2028	2,300	2,786
Franklin County Convention Facilities Authority, Greater Columbus Convention Center Hotel Expansion Project
Rev., 5.00%, 12/1/2025	250	286
Rev., 5.00%, 12/1/2026	625	731
Rev., 5.00%, 12/1/2029	800	980
State of Ohio, University Hospitals Health System, Inc. Series B, Rev., VRDO, 0.15%, 6/9/2021 (c)	2,500	2,500

Total Ohio		22,597

Oklahoma — 1.7%
Bryan County School Finance Authority, Durant Public Schools Project
Rev., 4.00%, 12/1/2028	385	466
Rev., 4.00%, 12/1/2029	415	510
Rev., 4.00%, 12/1/2030	435	531
Carter County Public Facilities Authority, Educational Facilities Lease, Ardmore City Schools Project
Rev., 5.00%, 9/1/2025	365	419
Rev., 5.00%, 9/1/2026	820	964
Rev., 5.00%, 9/1/2027	1,250	1,500
Cleveland County Educational Facilities Authority, Norman Public Schools Project Rev., 5.00%, 6/1/2025	3,050	3,550
Custer County Economic Development Authority, Thomas Fay Public Schools
Rev., 4.00%, 12/1/2025	700	788
Rev., 4.00%, 12/1/2027	1,255	1,453
Grady County School Finance Authority, Educational Facilities Lease, Minco Public Schools Project
Rev., 5.00%, 9/1/2028	375	475
Rev., 5.00%, 9/1/2029	1,175	1,492
Grady County School Finance Authority, Educational Facilities Lease, Tuttle Public Schools Project Rev., 4.00%, 9/1/2029	300	362
Muskogee Industrial Trust, Muskogee Public Schools Project
Rev., 5.00%, 9/1/2024	890	1,007
Rev., 5.00%, 9/1/2025	850	988
Rev., 5.00%, 9/1/2026	1,800	2,144
Rev., 5.00%, 9/1/2027	480	583
Rev., 4.00%, 9/1/2028	2,500	2,916
Oklahoma County Finance Authority, Educational Facilities, Lease Midwest City-Del City Public Schools Project
Rev., 5.00%, 10/1/2022	500	532
Rev., 5.00%, 10/1/2023	355	392
Rev., 5.00%, 10/1/2025	1,000	1,183
Tulsa County Industrial Authority Educational Facilities Lease, Jenks Public Schools Project Rev., 5.00%, 9/1/2021	2,000	2,024
University of Oklahoma (The), Tax Exempt
Series 2020B, Rev., 5.00%, 7/1/2026	810	982
Series 2020B, Rev., 5.00%, 7/1/2027	430	534
Series 2020B, Rev., 5.00%, 7/1/2028	455	578
Series 2020B, Rev., 5.00%, 7/1/2029	480	623
Series 2020B, Rev., 5.00%, 7/1/2032	1,105	1,443
Wagoner County School Development Authority, Wagoner Public Schools Project
Rev., 4.00%, 9/1/2025	625	698
Rev., 4.00%, 9/1/2027	725	832
Rev., 4.00%, 9/1/2028	300	348

Total Oklahoma		30,317

Oregon — 0.2%
City of Portland, Sewer System, First Lien Series 2014A, Rev., 5.00%, 10/1/2023	40	44
Port of Portland, International Airport
Series 23, Rev., 5.00%, 7/1/2023	1,000	1,099
Series 23, Rev., 5.00%, 7/1/2024	1,595	1,819

Total Oregon		2,962

Pennsylvania — 8.1%
Allegheny County Sanitary Authority, Sewer
Rev., 5.00%, 12/1/2021	3,500	3,584

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Rev., 5.00%, 12/1/2022	3,000	3,217
Rev., 5.00%, 12/1/2023	4,000	4,469
Berks County Industrial Development Authority, Tower Health Project
Rev., 5.00%, 11/1/2023	1,000	1,057
Rev., 5.00%, 11/1/2024	1,000	1,073
Charleroi Borough Authority Water System
Rev., AGM, 4.00%, 12/1/2024	175	196
Rev., AGM, 4.00%, 12/1/2025	150	171
Rev., AGM, 4.00%, 12/1/2026	100	116
Rev., AGM, 4.00%, 12/1/2027	125	147
Chester County Health and Education Facilities Authority, Main Line Health System
Series 2020A, Rev., 5.00%, 9/1/2026	250	307
Series 2020A, Rev., 5.00%, 9/1/2027	200	252
Series 2020A, Rev., 5.00%, 9/1/2028	175	224
Series 2020A, Rev., 5.00%, 9/1/2029	175	230
City of Philadelphia, Water and Wastewater
Series A, Rev., 5.00%, 7/1/2022	1,510	1,589
Series 2014A, Rev., 5.00%, 7/1/2024	2,595	2,969
City of Pittsburgh Series 2020A, GO, 5.00%, 9/1/2027	350	439
Commonwealth Financing Authority, Tobacco Master Settlement Payment Rev., 5.00%, 6/1/2022	555	581
Commonwealth of Pennsylvania Series 2011-1, GO, 4.00%, 11/15/2021 (d)	5,000	5,089
County of Chester GO, 4.00%, 7/15/2028	2,500	3,067
County of Lackawanna
Series 2020B, GO, 4.00%, 9/1/2027	1,480	1,748
Series 2020B, GO, 4.00%, 9/1/2028	1,495	1,793
Series 2020B, GO, 4.00%, 9/1/2029	1,525	1,828
County of Northampton
Series A, GO, 4.00%, 10/1/2026	750	870
Series A, GO, 4.00%, 10/1/2027	1,565	1,817
Series A, GO, 4.00%, 10/1/2028	920	1,063
County of Westmoreland Series A, GO, 5.00%, 8/15/2028	3,000	3,819
East Stroudsburg Area School District GO, 3.00%, 9/1/2027	1,845	2,085
Lehigh County Industrial Development Authority, PPL Electric Utilities Corp. Project
Series 2016B, Rev., 1.80%, 8/15/2022 (c)	4,000	4,070
Series 2016A, Rev., 1.80%, 9/1/2022 (c)	2,500	2,546
Montgomery County Higher Education and Health Authority, Thomas Jefferson University Series 2018A, Rev., 5.00%, 9/1/2024	1,000	1,141
Panther Valley School District
GO, 2.00%, 10/15/2026	750	773
GO, 2.00%, 10/15/2027	680	695
GO, 2.00%, 10/15/2028	300	305
GO, 2.00%, 10/15/2029	300	304
Penn Hills School District
GO, 5.00%, 10/1/2026	4,845	5,859
GO, 5.00%, 10/1/2027	3,585	4,442
GO, 5.00%, 10/1/2028	3,585	4,538
GO, 5.00%, 10/1/2029	3,815	4,920
Pennsylvania Higher Educational Facilities Authority, Trustees of the University Series 2015C, Rev., 5.00%, 10/1/2022	5,055	5,384
Pennsylvania Turnpike Commission
Series A-1, Rev., (SIFMA Municipal Swap Index Yield + 0.60%), 0.63%, 6/10/2021 (b)	13,000	13,110
Series A, Rev., 5.00%, 12/1/2021	655	671
Pittsburgh Water and Sewer Authority, First Lien Series A, Rev., 5.00%, 9/1/2023	270	298
Quaker Valley School District
GO, 5.00%, 10/1/2028	350	452
GO, 5.00%, 10/1/2029	425	560
GO, 5.00%, 10/1/2030	250	333
Quakertown Community School District GO, 4.00%, 8/1/2026	2,695	3,140
School District of Philadelphia (The) Series 2020-2021A, Rev., TRAN, 4.00%, 6/30/2021	15,000	15,046
Schuylkill Valley School District
GO, 5.00%, 4/1/2022	255	265
GO, 5.00%, 4/1/2022 (d)	95	99
Southcentral General Authority, Hanover Hospital, Inc. Rev., 5.00%, 12/1/2026	1,400	1,644
Southcentral General Authority, Wellspan Health Obligated Group Series 2014A, Rev., 5.00%, 6/1/2024	380	434

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Southeastern Pennsylvania Transportation Authority
Rev., 5.00%, 6/1/2027	635	790
Rev., 5.00%, 6/1/2028	2,265	2,888
Rev., 5.00%, 6/1/2029	3,115	4,052
Sports and Exhibition Authority of Pittsburgh and Allegheny County, Sales Tax
Rev., AGM, 5.00%, 2/1/2028	2,590	3,281
Rev., AGM, 5.00%, 2/1/2029	2,750	3,562
Rev., AGM, 5.00%, 2/1/2030	2,925	3,812
Rev., AGM, 5.00%, 2/1/2031	4,750	6,159
State Public School Building Authority, Community College of Philadelphia Project
Rev., 5.00%, 6/15/2021	2,760	2,765
Rev., 5.00%, 6/15/2024	2,625	2,968
Upper St. Clair Township School District
Series 2019B, GO, 4.00%, 10/1/2028	575	674
Series 2019B, GO, 4.00%, 10/1/2029	420	490

Total Pennsylvania		146,270

Rhode Island — 0.0% (g)
Rhode Island Commerce Corp., Department of Transportation Series 2016-A, Rev., GAN, 5.00%, 6/15/2022	25	26

South Dakota — 0.1%
South Dakota Health and Educational Facilities Authority, Sanford Health Obligated Group
Series B, Rev., 4.00%, 11/1/2021	500	508
Series B, Rev., 5.00%, 11/1/2022	375	400
South Dakota State Building Authority Series B, Rev., 5.00%, 6/1/2021	485	485

Total South Dakota		1,393

Tennessee — 1.2%
County of Hamilton Series 2020B, GO, 5.00%, 3/1/2027	2,685	3,353
County of Rutherford Series A, GO, 5.00%, 4/1/2026	1,165	1,367
State of Tennessee Series A, GO, 4.00%, 8/1/2025	7,000	7,297
Tennergy Corp., Gas Supply Series 2021A, Rev., 4.00%, 9/1/2028 (c)	5,000	5,979
Tennessee Energy Acquisition Corp., Gas Project
Series A, Rev., 4.00%, 5/1/2022	1,460	1,510
Series A, Rev., 4.00%, 5/1/2023	1,400	1,500

Total Tennessee		21,006

Texas — 6.3%
Abilene Independent School District, Unlimited Tax School Building GO, PSF-GTD, 4.00%, 2/15/2029	2,000	2,405
Arlington Higher Education Finance Corp., Uplift Education Series 2017A, Rev., PSF-GTD, 4.00%, 12/1/2029	1,000	1,166
Austin Community College District Public Facility Corp., Lease, Highland Campus Parking Garage Project
Series 2018C, Rev., 5.00%, 8/1/2026	250	306
Series 2018C, Rev., 5.00%, 8/1/2027	200	252
Series 2018C, Rev., 5.00%, 8/1/2029	325	403
Austin Convention Enterprises, Inc., Convention Center Hotel First Tier Series 2017A, Rev., 5.00%, 1/1/2022	750	764
Central Texas Regional Mobility Authority, Subordinated Lien Rev., BAN, 4.00%, 1/1/2022	1,545	1,549
City of Austin, Airport System
Series 2017B, Rev., AMT, 5.00%, 11/15/2026	1,095	1,336
Series 2017B, Rev., AMT, 5.00%, 11/15/2027	585	709
Series 2017B, Rev., AMT, 5.00%, 11/15/2028	630	761
City of Cedar Park, Utility System Rev., 5.00%, 8/15/2022	560	593
City of Denton GO, 5.00%, 2/15/2023	1,045	1,131
City of El Paso
GO, 5.00%, 8/15/2021	530	535
GO, 5.00%, 8/15/2025	4,035	4,783
City of Galveston, Combination Tax GO, 4.00%, 5/1/2024	635	702
City of Garland, Water and Sewer System Series 2018A, Rev., 5.00%, 3/1/2026	1,030	1,245
City of Houston, Public Improvement Series A, GO, 5.00%, 3/1/2025	1,195	1,398
City of San Antonio, Electric and Gas Systems Series B, Rev., 2.00%, 12/1/2021 (c)	6,480	6,488
County of Galveston, Unlimited Tax
GO, 4.00%, 2/1/2024	980	1,074
GO, 4.00%, 2/1/2025	800	901

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Cypress-Fairbanks Independent School District, School Building, Unlimited Tax Series 2020A, GO, PSF-GTD, 5.00%, 2/15/2026	3,855	4,661
Forney Independent School District, School Building GO, PSF-GTD, 5.00%, 8/15/2024	1,310	1,506
Grand Parkway Transportation Corp., System Toll Rev., BAN, 5.00%, 2/1/2023	10,000	10,772
Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System Series 2014A, Rev., 5.00%, 12/1/2026	1,910	2,194
Harris County Fresh Water Supply District No. 61 GO, AGM, 3.00%, 9/1/2025	530	583
Hereford Independent School District, School Building
GO, PSF-GTD, 4.00%, 2/15/2028	1,420	1,671
GO, PSF-GTD, 4.00%, 2/15/2029	1,480	1,731
Houston Community College System, Limited Tax GO, 5.00%, 2/15/2023 (d)	1,000	1,083
Irving Hospital Authority, Baylor Scott and White Medical Center
Series 2017B, Rev., (SIFMA Municipal Swap Index Yield + 1.10%), 1.13%, 6/10/2021 (b)	1,665	1,674
Series 2017A, Rev., 5.00%, 10/15/2022	250	266
Series 2017A, Rev., 5.00%, 10/15/2028	250	296
Series 2017A, Rev., 5.00%, 10/15/2029	500	590
Katy Independent School District, School Building GO, PSF-GTD, 4.00%, 2/15/2027	290	308
Klein Independent School District, Unlimited Tax Series B, GO, 5.00%, 8/1/2029	525	622
Lewisville Independent School District, Unlimited Tax
GO, PSF-GTD, 5.00%, 8/15/2025	750	828
GO, PSF-GTD, 5.00%, 8/15/2026	750	828
GO, PSF-GTD, 5.00%, 8/15/2027	650	717
Lower Colorado River Authority
Series B, Rev., 5.00%, 5/15/2022 (d)	60	63
Series B, Rev., 5.00%, 5/15/2023	4,700	4,913
North Texas Tollway Authority System, First Tier Series A, Rev., 4.00%, 1/1/2033	2,500	2,870
Pasadena Independent School District, School Building, Unlimited Tax Series A, GO, PSF-GTD, 5.00%, 2/15/2028	1,000	1,122
Richardson Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2029	3,165	4,020
S&S Consolidated Independent School District GO, PSF-GTD, 4.00%, 2/15/2028	580	692
Southside Independent School District, School Building, Unlimited Tax GO, PSF-GTD, 5.00%, 8/15/2022	250	265
Southwest Higher Education Authority, Inc., Southern Methodist University Project
Rev., 5.00%, 10/1/2021	425	432
Rev., 5.00%, 10/1/2022	400	426
Rev., 5.00%, 10/1/2023	400	443
State of Texas Rev., TRAN, 4.00%, 8/26/2021	32,480	32,780
Texas Municipal Gas Acquisition and Supply Corp., I Gas Supply Senior Lien Series D, Rev., 6.25%, 12/15/2026	1,520	1,782
West Travis County Public Utility Agency
Rev., 5.00%, 8/15/2022	545	575
Rev., 5.00%, 8/15/2023	325	358
Rev., 5.00%, 8/15/2027	350	435
Wichita Falls Independent School District, Unlimited Tax
GO, PSF-GTD, 4.00%, 2/1/2028	1,100	1,330
GO, PSF-GTD, 4.00%, 2/1/2030	800	997
GO, PSF-GTD, 4.00%, 2/1/2031	1,000	1,240

Total Texas		113,574

Utah — 1.2%
Salt Lake City Corp., International Airport Series A, Rev., AMT, 5.00%, 7/1/2022	1,000	1,051
State of Utah GO, 5.00%, 7/1/2021	4,925	4,945

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Utah Infrastructure Agency, Tax-Exempt Telecommunications Series A, Rev., 5.00%, 10/15/2025	10,380	12,214
West Valley City Municipal Building Authority
Rev., AGM, 4.00%, 2/1/2024	500	547
Rev., AGM, 5.00%, 2/1/2025	250	290
Rev., AGM, 5.00%, 2/1/2027	720	885
Rev., AGM, 5.00%, 2/1/2029	1,070	1,302

Total Utah		21,234

Vermont — 0.1%
University of Vermont and State Agricultural College
Rev., 5.00%, 10/1/2021	750	762
Rev., 5.00%, 10/1/2022	855	910
Vermont Municipal Bond Bank Series 3, Rev., 5.00%, 12/1/2021	400	410

Total Vermont		2,082

Virginia — 3.0%
County of Fairfax, Public Improvement Series 2019A, GO, 4.00%, 10/1/2026	7,715	9,114
County of Loudoun, Public Improvement Series A, GO, 5.00%, 12/1/2026	1,930	2,323
Fairfax County Water Authority Series B, Rev., 5.25%, 4/1/2024	5,615	6,411
Virginia College Building Authority, Educational Facilities, 21st Century College & Equipment Programs
Series 2017E, Rev., 5.00%, 2/1/2027	20,000	24,891
Series 2017C, Rev., 5.00%, 2/1/2028	1,000	1,243
Virginia Public Building Authority, Public Facilities Series 2021A-1, Rev., 5.00%, 8/1/2025	6,375	7,583
Virginia Resources Authority, Infrastructure Pooled Financing Program Series C, Rev., 5.00%, 11/1/2027	1,235	1,530

Total Virginia		53,095

Washington — 1.2%
Snohomish County Public Utility District No. 1, Electric System Rev., 5.00%, 12/1/2025	500	599
Washington Health Care Facilities Authority, Commonspirit Health Series B-3, Rev., 5.00%, 8/1/2026 (c)	17,000	20,382

Total Washington		20,981

West Virginia — 0.2%
West Virginia Economic Development Authority, Solid Waste Disposal Facilities, Appalachian Power Co. Amos Project Series 2009A, Rev., 2.63%, 6/1/2022 (c)	2,905	2,977

Wisconsin — 1.6%
Pewaukee School District Series 2019B, GO, 5.00%, 9/1/2027	200	252
State of Wisconsin
Series A, GO, 5.00%, 5/1/2026	5,050	5,960
Series 1, GO, 5.00%, 11/1/2026	1,135	1,402
Sun Prairie Area School District GO, 4.00%, 3/1/2028	2,500	2,961
Wauwatosa School District, School Building and Improvement
Series 2019A, GO, 5.00%, 3/1/2027	5,025	6,252
Series 2019A, GO, 5.00%, 3/1/2029	6,025	7,451
Wisconsin Department of Transportation
Series 2021A, Rev., 5.00%, 7/1/2027	1,650	2,081
Series 2021A, Rev., 5.00%, 7/1/2028	1,200	1,550
Series 2021A, Rev., 5.00%, 7/1/2029	970	1,279
Wisconsin Health and Educational Facilities Authority, Aspirus, Inc., Obligated Group Rev., 5.00%, 8/15/2025	325	382

Total Wisconsin		29,570

TOTAL MUNICIPAL BONDS (Cost $1,564,047)		1,622,893

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.0% (g)
FNMA, REMIC Series 2002-36, Class FS, 0.59%, 6/25/2032 (c) (Cost $82)	82	82

	Shares (000)
SHORT-TERM INVESTMENTS — 9.8%
INVESTMENT COMPANIES — 9.8%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.02% (h) (i) (Cost $176,409)	176,329	176,417

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Total Investments — 100.4% (Cost $1,740,538)		1,799,392
Liabilities in Excess of Other Assets — (0.4)%		(6,851)

Net Assets — 100.0%		1,792,541

Percentages indicated are based on net assets.

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Abbreviations

AGM	Insured by Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COP	Certificate of Participation
FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Note
GO	General Obligation
GTD	Guaranteed
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
MTA	Metropolitan Transportation Authority
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
RE	Reinsured
REMIC	Real Estate Mortgage Investment Conduit
Rev.	Revenue
SIFMA	The Securities Industry and Financial Markets Association
TRAN	Tax & Revenue Anticipation Note
USD	United States Dollar
VRDO	Variable Rate Demand Obligation
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2021.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2021.
(d)	Security is prerefunded or escrowed to maturity.
(e)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(f)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(g)	Amount rounds to less than 0.1% of net assets.
(h)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(i)	The rate shown is the current yield as of May 31, 2021.

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (“Underlying Funds”), are valued at each Underlying Fund’s net asset values per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Collateralized Mortgage Obligations	$—	$82	$—	$82
Municipal Bonds	—	1,622,893	—	1,622,893
Short-Term Investments
Investment Companies	176,417	—	—	176,417

Total Investments in Securities	$176,417	$1,622,975	$—	$1,799,392

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below.

For the period ended May 31, 2021
Security Description	Value at February 28, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)		Value at May 31, 2021	Shares at May 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.02% (a) (b)	$7,161	$312,684	$143,428	$—	(c)	$—	(c)	$176,417	176,329	$3	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2021.
(c)	Amount rounds to less than one thousand.